CONTINGENT LIABILITIES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Aug. 23, 2010	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Distribution agreement, description			The Company projects that total revenues from sales of Glassia to Takeda for the year 2020 will be approximately $65 million and for the year 2021 between $25 million to $50 million. See note 22a for information regarding 2019 revenues from sales to Takeda.
Unpaid balance of millstone payments			$ 5,500
Baxter Healthcare Corporation [Member]
Disclosure of contingent liabilities [line items]
Agreement term		30 years
Agreement payment amount		$ 45,000
Minimum yearly royalties to be paid by shire starting from the beginning of the sale of Glassia produced by Shire in accordance with the License Agreement		$ 5,000
Amount received from Distribution Agreement			39,500
Maximum cost of experiment with Glassia			$ 10,000
Operating lease agreements [Member]
Disclosure of contingent liabilities [line items]
License agreement, description			The Company will be entitled to royalty payments in a rate of 12% on net sales of Glassia through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually.
Patents [Member]
Disclosure of contingent liabilities [line items]
Agreements expiration date			15 years
Master Clinical Services Agreement [Member]
Disclosure of contingent liabilities [line items]
Agreements expiration date	7 years
Manufacturing Agreement [Member]
Disclosure of contingent liabilities [line items]
Agreements expiration date			12 years